Income Taxes (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Deferred tax assets:
Federal net operating loss	$ 21,807,000	$ 17,801,000
Research and development tax credits	1,230,000	1,081,000
Accruals	206,000	13,000
Other	46,000	37,000
Less: valuation allowance	(23,289,000)	(18,932,000)
Total